Intangibles (Tables)	12 Months Ended
Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Schedule of movements in maintenance rights intangible
Movements in maintenance rights during the years ended December 31, 2019 and 2018 were as follows:

	Year Ended December 31,
	2019	2018
Maintenance rights at beginning of period	$1,088,246	$1,464,599
EOL and MR contract maintenance rights expense	(76,611)	(157,792)
MR contract maintenance rights write-off due to maintenance liability release	(19,848)	(29,656)
EOL contract maintenance rights write-off due to cash receipt	(148,289)	(99,671)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(48,700)	(89,234)
Maintenance rights at end of period	$794,798	$1,088,246

Schedule of other intangibles
Other intangibles
Other intangibles consisted of the following as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Goodwill	$58,094	$58,094
Customer relationships, net	240,765	261,941
Contractual vendor intangible assets	8,535	8,535
	$307,394	$328,570

Maintenance Rights Intangible And Lease Premium, Net
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
Maintenance rights and lease premium, net consisted of the following as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Maintenance rights	$794,798	$1,088,246
Lease premium, net	14,817	24,944
	$809,615	$1,113,190

Customer Relationships And Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
The following tables present details of customer relationships and related accumulated amortization as of December 31, 2019 and 2018:

	As of December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(119,235)	$240,765

	As of December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(98,059)	$261,941